Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Sep. 26, 2014 USD ($)	Sep. 26, 2014 EUR (€)	Sep. 27, 2013 USD ($)	Sep. 27, 2013 EUR (€)
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 6.6		$ 4.6
Preferred shares, par value (in usd per share)	$ 0.20		$ 0.20
Preferred shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Preferred shares, shares issued (in shares)	0	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0	0
Ordinary A shares, par value (in eur per share)		€ 1.00		€ 1.00
Ordinary A shares, shares authorized (in shares)	40,000	40,000	40,000	40,000
Ordinary A shares, shares issued (in shares)	0	0	0	0
Ordinary A shares, shares outstanding (in shares)	0	0	0	0
Ordinary shares, par value (in usd per share)	$ 0.20		$ 0.20
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	116,160,353	116,160,353	57,713,873	57,713,873
Ordinary shares, shares outstanding (in shares)	115,929,588	115,929,588	57,713,390	57,713,390
Ordinary shares held in treasury (in shares)	230,765	230,765	483	483